Acquisition of Integra - Summary of Preliminary Allocation of Purchase Price (Detail) $ in Thousands	Jul. 07, 2017 $ / shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jul. 10, 2017 USD ($)	Jul. 10, 2017	Jul. 10, 2017 shares
Net assets acquired:
Goodwill		$ 92,591	$ 92,591
Deferred income taxes		0	$ (126,903)
Integra gold corporation [member]
Disclosure of detailed information about business combination [line items]
Number of common shares issued (in shares)					15,436,179	15,436,179
Share price (CAD per share) | $ / shares	$ 15.70
15,436,179 common shares of shares of Eldorado at C$15.70/share ()				$ 188,061
Cash consideration including advances				126,869
Fair value of existing Integra investment by Eldorado				41,968
Total Consideration				356,898
Net assets acquired:
Cash and cash equivalents				5,205
Marketable securities				2,857
Accounts receivable and other				5,920
Inventories				2,471
Other assets				3,495
Property, plant and equipment				393,647
Goodwill		$ 115,600		92,591
Accounts payable and accrued liabilities				(8,028)
Flow-through share premium liability				(4,722)
Other liabilities				(9,635)
Deferred income taxes				(126,903)
Total				$ 356,898